Discontinued Operation (Composition of Discontinued Operation) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		$ 7,122
Cost of revenues	16	6,071
Gross profit	(16)	1,051
Research and development costs		652
Selling, general, and administrative expenses	2	845
Loss on realization of shareholdings	372	703
Operating loss	(390)	(1,149)
Financial expenses , net	9	3
Profit before provision for income taxes	(399)	(1,152)
Provision for income taxes		12
Net loss	$ 399	$ 1,164	[1]

[1]	Presented after reclassification of Liacom Systems Ltd. and BridgeQuest Inc. as discontinued operation.